united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/16

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016
Principal ($)		Value
	BONDS & NOTES - 39.8%
	CHEMICALS - 1.3%
690,000	The Chemours Co., 6.625%, due 5/15/2023	$ 669,300
681,000	The Chemours Co., 7.000%, due 5/15/2025	662,273
		1,331,573
	COMMERCIAL SERVICES - 0.6%
665,000	Avis Budget Finance, Inc., 5.500%, due 4/1/2023	658,350

	DIVERSIFIED FINANCAL SERVICES - 0.6%
738,000	Navient Corp., 5.875%, due 10/25/2024	658,665

	ELECTRIC - 0.7%
916,000	Talen Energy Supply LLC, 4.600% due 12/15/2021	750,570

	FOREST PRODUCTS & PAPER - 0.7%
780,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	661,050

	IRON & STEEL - 0.7%
690,000	Vale Overseas Ltd., 4.375%, due 1/11/2022	691,725

	MEDIA - 0.7%
687,000	Dish DBS Corp., 5.875%, due 11/15/2024	691,723

	MINING - 0.7%
771,000	Freeport-McMoRan, Inc., 3.875%, due 3/15/2023	695,828

	OIL & GAS - 7.5%
704,000	Continental Resources, Inc., 4.500%, due 4/15/2023	670,560
756,000	CVR Refining LLC, 6.500%, due 11/1/2022	699,300
774,000	Ensco PLC., 4.700%, due 3/15/2021	714,789
712,000	Murphy Oil Corp., 4.700%, due 12/1/2022	675,495
675,000	Newfield Exploration Co., 5.375% due 1/1/2026	693,563
684,000	Petrobras Global Finance BV., 4.875%, due 3/17/2020	688,959
703,000	Petrobras Global Finance BV., 6.250%, due 3/17/2024	694,916
691,000	QEP Resources Inc., 5.250%, due 5/1/2023	678,907
720,000	Range Resources Corp., 4.875% due 6/1/2022	687,967
815,000	Rowan Cos Inc., 4.875%, due 6/1/2022	700,900
677,000	Southwestern Energy Co., 6.700%, due 1/23/2025	644,842
		7,550,198
	PIPELINES - 2.7%
680,000	Crestwood Midstream Partners LP, 6.250% due 4/1/2023	688,500
668,000	Energy Transfer Equity LP., 5.875%, due 1/15/2024	678,938
664,000	Genesis Energy Finance Corp., 6.750%, due 8/1/2022	682,260
609,000	ONEOK, Inc., 7.500%, due 9/1/2023	697,305
		2,747,003
	PRIVATE EQUITY - 0.7%
711,000	Icahn Enterprises Finance Corp., 5.875%, due 2/1/2022	676,339

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Principal ($)		Value
	RETAIL - 0.8%
164,000	Asbury Automotive Group, Inc., 6.000% due 12/15/2024	$ 168,920
679,000	Penske Automotive Group, Inc., 5.500% due 5/15/2026	673,908
		842,828
	SEMI-CONDUCTORS - 0.7%
640,000	Qorvo, Inc., 7.000% due 12/1/2025	700,800

	SOVEREIGN - 20.0%
680,000	Brazilian Government International bond, 4.875%, due 1/22/2021	719,440
757,000	Brazilian Government International bond, 2.625%, due 1/5/2023	699,468
543,000	Brazilian Government International bond, 4.250%, due1/7/2025	537,570
765,000	Brazilian Government International bond, 5.625%, due 1/7/2041	738,225
510,000	Colombia Government International bond, 8.125%, due 5/21/2024	659,685
599,000	Colombia Government International bond, 6.125%, due 1/18/2041	684,358
578,000	Hungary Government International bond, 6.375%, due 3/29/2021	666,810
596,000	Hungary Government International bond, 5.375%, due 2/21/2023	676,341
462,000	Hungary Government International bond, 7.625%, due 3/29/2041	704,088
725,000	Israel Government International bond, 2.875%, due 3/16/2026	748,478
545,000	Israel Government International bond, 4.500%, due 1/30/2043	599,500
625,000	Mexico Government International bond, 3.625%, due 3/15/2022	653,125
677,000	Mexico Government International bond, 4.000%, due 10/2/2023	711,527
662,000	Mexico Government International bond, 4.750%, due 3/8/2044	660,345
499,000	Panama Government International bond, 7.125%, due 1/29/2026	659,927
589,000	Peruvian Government International bond, 4.125%, due 8/25/2027	655,999
525,000	Peruvian Government International bond, 5.625%, due 11/18/2050	666,750
611,000	Poland Government International bond, 4.000%, due 1/22/2024	666,723
670,000	Poland Government International bond, 3.250%, due 4/6/2026	695,339
685,000	South Africa Government International bond, 5.500%, due 3/9/2020	743,699
625,000	South Africa Government International bond, 5.875%, due 5/30/2022	705,236
599,000	South Africa Government International bond, 4.665%, due 1/17/2024	627,752
507,000	South Africa Government International bond, 5.875%, due 9/16/2025	568,793
637,000	South Africa Government International bond, 6.250%, due 3/8/2041	742,533
356,000	Spain Government Bond, 5.150%, due 10/31/2044, 144A	620,294
579,000	Turkey Government International bond, 7.000%, due 3/11/2019	626,044
650,000	Turkey Government International bond, 7.500%, due 11/7/2019	721,500
572,000	Turkey Government International bond, 5.625%, due 3/30/2021	604,072
639,000	Turkey Government International bond, 3.250%, due 3/23/2023	594,928
805,000	Turkey Government International bond, 6.000%, due 1/14/2041	830,688
		20,189,237
	TELECOMMUNICATIONS - 1.4%
628,000	Alcatel-Lucent USA, Inc., 6.450% due 3/15/2029	692,370
678,000	CenturyLink, Inc., 5.800%, due 3/15/2022	688,170
		1,380,540

	TOTAL BONDS & NOTES (Cost $37,573,048)	40,226,429

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	COMMON STOCKS - 41.5%
	BANKS - 0.8%
35,749	National Australia Bank Ltd.	$ 761,690

	COMMERCIAL SERVICES - 0.5%
28,263	RR Donnelley & Sons Co.	501,668

	ELECTRIC - 3.8%
42,528	CEZ AS	800,418
229,415	EDP - Energias de Portugal SA	757,221
49,299	Engie SA	709,836
47,078	Fortum OYJ	783,909
17,792,444	Unipro PJSC	820,332
		3,871,716
	ELECTRONICS - 0.8%
736,593	Synnex Technology International Corp.	786,602

	ENTERTAINMENT - 0.7%
88,454	OPAP SA	753,405

	HOLDING COMPANIES - DIVERSIFIED - 0.8%
200,200	Keppel Corp Ltd.	759,434

	INSURANCE - 1.6%
119,556	Powszechny Zaklad Ubezpieczen SA	827,446
8,566	Swiss Re AG	796,052
		1,623,498
	IRON/STEEL - 1.5%
550,460	Eregli Demir ve Celik Fabrikalari TAS	746,615
47,980	Russel Metals, Inc.	764,315
		1,510,930
	LODGING - 0.7%
1,026,703	SJM Holdings Ltd.	710,961

	MACHINERY - DIVERSIFIED - 0.7%
28,114	Turk Traktor ve Ziraat Makineleri AS	729,055

	MEDIA - 0.8%
38,180	Vivendi SA	770,931

	MINING - 0.7%
47,318	MMC Norilsk Nickel PJSC- ARD	713,555

	OIL & GAS - 2.7%
322,646	SandRidge Permian Trust	1,032,467
195,070	Surgutneftegas OJSC - ADR	904,149
37,695	Woodside Petroleum Ltd	813,766
		2,750,382

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	REAL ESTATE - 1.3%
867,361	Argosy Property Ltd.	$ 651,536
153,955	Atrium European Real Estate Ltd.	658,017
		1,309,553
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 18.1%
71,876	Artis Real Estate Investment Trust	628,530
116,988	Ashford Hospitality Trust, Inc.	679,700
11,480	Befimmo SA	667,853
282,346	BWP Trust	638,108
1,729,000	Cambridge Industrial Trust	701,836
24,468	Care Capital Properties, Inc.	650,115
57,504	CBL & Associates Properties, Inc.	615,293
216,440	Charter Hall Retail REIT	683,505
5,629	Cofinimmo SA	658,702
63,130	Crombie Real Estate Investment Trust	637,306
7,515	Fonciere Des Regions	655,988
55,137	Franklin Street Properties Corp.	637,935
712,400	Frasers Commercial Trust	698,632
745,962	Goodman Property Trust	664,408
40,347	H&R Real Estate Investment Trust	686,674
23,309	Hospitality Properties Trust	637,734
192,764	Investa Office Fund	621,940
646,872	Kiwi Property Group Ltd.	677,962
861,600	Mapletree Logistics Trust	640,675
28,852	Mercialys SA	596,812
1,640,337	Prosperity REIT	708,605
1,736,982	SA Corporate Real Estate Ltd.	712,443
29,974	Senior Housing Properties Trust	637,547
1,155,200	Starhill Global REIT	676,405
544,100	Suntec Real Estate Investment Trust	656,720
17,140	Vastned Retail NV	657,798
55,673	Washington Prime Group, Inc.	584,010
13,548	Wereldhave NV	605,860
		18,319,096
	TELECOMMUNICATIONS - 5.3%
27,936	CenturyLink, Inc.	742,539
99,594	Mobile TeleSystems PJSC-ADR	767,870
497,114	Orange Polska SA	707,303
305,937	Spark New Zealand Ltd.	801,055
193,122	Telstra Corp Ltd.	731,842
403,952	Turk Telekomunikasyon AS	746,187
68,985	VTech Holdings Ltd.	846,873
		5,343,669
	TRANSPORTATION - 0.7%
1,493,550	Wan Hai Lines Ltd.	735,949

	TOTAL COMMON STOCKS (Cost $45,362,721)	41,952,094

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	MASTER LIMITED PARTNERSHIPS - 17.5%
	CHEMICALS - 0.8%
172,064	CVR Partners LP	$ 784,612

	COAL - 4.3%
34,538	Alliance Holdings GP LP	1,048,574
220,296	Foresight Energy LP	1,348,212
32,937	Natural Resource Partners LP	897,533
59,252	SunCoke Energy Partners LP	1,025,060
		4,319,379
	COMMERCIAL SERVICES - 0.5%
36,258	Stonemor Partners LP	477,155

	GAS - 0.9%
56,138	Global Partners LP	884,174

	OIL & GAS - 2.7%
107,794	Alon USA Partners LP	887,145
377,954	EV Energy Partners LP	702,994
561,076	Memorial Production Partners LP	317,008
263,406	Seadrill Partners LLC	858,703
		2,765,850
	OIL & GAS SERVICES - 0.8%
60,352	Archrock Partners LP	870,879

	PIPELINES - 2.5%
63,458	American Midstream Partners LP	863,029
41,736	Crestwood Equity Partners LP	834,720
18,498	NuStar Energy LP	872,920
		2,570,669
	RETAIL - 1.3%
51,763	Ferrellgas Partners LP	451,891
27,111	Suburban Propane Partners LP	872,703
		1,324,594

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	TRANSPORTATION - 3.7%
277,092	Capital Product Partners LP	$ 845,131
45,788	Golar LNG Partners LP	941,401
45,213	Martin Midstream Partners LP	883,914
173,565	Teekay Offshore Partners LP	1,037,919
		3,708,365

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $19,850,531)	17,705,677

	TOTAL INVESTMENTS - 98.8% (Cost $102,786,300)(a)	$ 99,884,200
	OTHER ASSETS LESS LIABILITIES - 1.2%	1,161,545
	NET ASSETS - 100.0%	$ 101,045,745

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $114,472,117 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 7,593,563
	Unrealized Depreciation:	(22,181,480)
	Net Unrealized Depreciation:	$ (14,587,917)

+ Variable rate security; the rate shown represents the rate at October 31, 2016.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At October 31, 2016 144A securities amounted to $620,294 or 0.6% of net assets.
* Non-income producing security.
ADR - American Depositary Receipt
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 41,952,094	$ -	$ -	$ 41,952,094
Master Limited Partnerships	17,705,677	-	-	17,705,677
Bonds and Notes	-	40,226,429	-	40,226,429
Total	$ 59,657,771	$ 40,226,429	$ -	$ 99,884,200

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/21/2016

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/21/2016